Shareholders’ Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Deficit [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ratio to be applied to the stock in the conversion	20.00%
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares outstanding	2,672,928	29,550,000
Common stock voting rights	one
Class A Common Stock Subject to Possible Redemption [Member]
Shareholders’ Deficit [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding	1,872,928	28,750,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	7,187,500	7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500
Common stock voting rights	one